Property, Plant and Equipment (Narratives) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment
Original cost	$ 89,855	$ 90,022
Accumulated depreciation and amortization	(36,069)	(35,927)
Depreciation and amortization	1,210	1,210	$ 1,101	$ 1,101	$ 1,196
Property, plant and equipment - net	53,786	54,095
GE Capital
Property, Plant and Equipment
Impairment of Long-Lived Assets Held-for-use	0		0
Amortization of Leased Asset	567		$ 513		$ 522
Property, plant and equipment - net	34,892	34,781
Equipment leased to others
Property, Plant and Equipment
Original cost	0	0
Accumulated depreciation and amortization	$ 0	$ 0